Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue
Total revenue	$ 6,607	$ 7,534	$ 21,316	$ 22,459
Cost of revenue
Total cost of revenue	6,118	6,521	20,385	19,827
Gross profit	489	1,013	931	2,632
Operating expenses:
Research and development	5,496	3,927	16,877	11,733
Sales and marketing	2,127	1,966	6,753	4,791
General and administrative	7,408	2,978	19,608	7,110
Loss on infrequent product repairs		119		582
Total operating expenses	15,031	8,990	43,238	24,216
Loss from operations	(14,542)	(7,977)	(42,307)	(21,584)
Change in fair value of warrants and convertible promissory notes	1,599	18,102	61,043	(11,668)
Interest expense	(2,991)	(1,162)	(9,397)	(3,418)
Loss on extinguishment of debt and financing obligations			(8,095)
Other financing and financial instrument expenses, net			(1,768)
Other income (expense), net	257	(12)	2,612	2,629
Total other income (expense), net	(1,135)	16,928	44,395	(12,457)
Income (loss) before provision for income taxes	(15,677)	8,951	2,088	(34,041)
Provision (benefit) for income taxes	3	(3)	8	21
Net income (loss) and comprehensive income (loss)	(15,680)	8,954	2,080	(34,062)
Numerator adjustments for diluted earnings per share:
Less: Change in fair value of convertible notes		(16,307)
Net income (loss) attributable to common stockholders, diluted	$ (15,680)	$ (7,353)	$ 2,080	$ (34,062)
Net income (loss) per share attributable to common stockholders, basic (in Dollars per share)	$ (0.3)	$ 0.33	$ 0.05	$ (1.25)
Net income (loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.3)	$ (0.23)	$ 0.04	$ (1.25)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic (in Shares)	51,453,368	27,316,602	44,173,570	27,213,403
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, diluted (in Shares)	51,453,368	31,838,707	54,539,795	27,213,403
Platform
Revenue
Total revenue	$ 3,088	$ 5,083	$ 11,617	$ 14,754
Cost of revenue
Total cost of revenue	2,743	4,057	10,951	11,872
Transaction
Revenue
Total revenue	3,519	2,451	9,699	7,705
Cost of revenue
Total cost of revenue	3,084	2,185	8,561	6,749
Depreciation and impairment
Cost of revenue
Total cost of revenue	$ 291	$ 279	$ 873	$ 1,206